Summary of Issued and Outstanding Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at 12/31/12	502,253	698,327	826,511	873,837
Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 7 months 6 days
Weighted Average Exercise Price	$ 10.95
Exercisable Number Exercisable at 12/31/12	427,513
Exercisable Weighted Average Exercise Price	$ 10.64
$ 5.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.04
Number Outstanding at 12/31/12	46,041
Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 3 months 18 days
Weighted Average Exercise Price	$ 5.04
Exercisable Number Exercisable at 12/31/12	46,041
Exercisable Weighted Average Exercise Price	$ 5.04
$ 9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.50
Number Outstanding at 12/31/12	100,000
Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 10 months 24 days
Weighted Average Exercise Price	$ 9.50
Exercisable Number Exercisable at 12/31/12	100,000
Exercisable Weighted Average Exercise Price	$ 9.50
$ 9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.99
Number Outstanding at 12/31/12	196,499
Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 9 months 18 days
Weighted Average Exercise Price	$ 9.99
Exercisable Number Exercisable at 12/31/12	196,499
Exercisable Weighted Average Exercise Price	$ 9.99
$10.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 10.42
Number Outstanding at 12/31/12	29,548
Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 6 months
Weighted Average Exercise Price	$ 10.42
Exercisable Number Exercisable at 12/31/12	19,699
Exercisable Weighted Average Exercise Price	$ 10.42
$ 11.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 11.87
Number Outstanding at 12/31/12	3,500
Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 3 months 18 days
Weighted Average Exercise Price	$ 11.87
Exercisable Number Exercisable at 12/31/12	1,166
Exercisable Weighted Average Exercise Price	$ 11.87
$ 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.50
Number Outstanding at 12/31/12	19,139
Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 10 months 24 days
Weighted Average Exercise Price	$ 12.50
Exercisable Number Exercisable at 12/31/12	12,758
Exercisable Weighted Average Exercise Price	$ 12.50
$ 13.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.01
Number Outstanding at 12/31/12	18,526
Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 9 months 18 days
Weighted Average Exercise Price	$ 13.01
Exercisable Number Exercisable at 12/31/12	12,350
Exercisable Weighted Average Exercise Price	$ 13.01
$ 13.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.19
Number Outstanding at 12/31/12	50,000
Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 9 months 18 days
Weighted Average Exercise Price	$ 13.19
Exercisable Number Exercisable at 12/31/12	0
Exercisable Weighted Average Exercise Price	$ 0.00
$ 19.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 19.92
Number Outstanding at 12/31/12	5,000
Outstanding Weighted Average Remaining Contractual Life (Years)	7 months 6 days
Weighted Average Exercise Price	$ 19.92
Exercisable Number Exercisable at 12/31/12	5,000
Exercisable Weighted Average Exercise Price	$ 19.92
$ 22.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 22.34
Number Outstanding at 12/31/12	30,000
Outstanding Weighted Average Remaining Contractual Life (Years)	5 years 3 months 18 days
Weighted Average Exercise Price	$ 22.34
Exercisable Number Exercisable at 12/31/12	30,000
Exercisable Weighted Average Exercise Price	$ 22.34
$ 23.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 23.28
Number Outstanding at 12/31/12	4,000
Outstanding Weighted Average Remaining Contractual Life (Years)	6 months
Weighted Average Exercise Price	$ 23.28
Exercisable Number Exercisable at 12/31/12	4,000
Exercisable Weighted Average Exercise Price	$ 23.28